Shareholders' Equity	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Shareholders' Equity [Line Items]
Shareholders’ Equity

Note 7 — Shareholders’ Equity

Preference Shares — The Company is authorized to issue 1,000,000 preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021 and December 31, 2020, there were no preference shares issued or outstanding.

Class A Ordinary Shares — The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. At June 30, 2021 and December 31, 2020, there were 34,500,000 Class A ordinary shares issued or outstanding, including 27,559,115 and 29,980,468 Class A ordinary shares subject to possible redemption, respectively.

Class B Ordinary Shares — The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders are entitled to one vote for each share of Class B ordinary shares. As of June 30, 2021 and December 31, 2020, 8,625,000 Class B ordinary shares were issued and outstanding.

Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law or stock exchange rule; provided that only holders of the Class B ordinary shares have the right to appoint directors in any election held prior to or in connection with the completion of the initial Business Combination.

The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the Initial Business Combination on a one-for-one basis (as adjusted). In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any private placement warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.

NOTE 8. SHAREHOLDERS’ EQUITY

Class A Ordinary Shares — The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2020, there were 34,500,000 Class A ordinary shares issued or outstanding, including 29,980,468 Class A ordinary shares subject to possible redemption.

Class B Ordinary Shares — The Company is authorized to issue 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders are entitled to one vote for each share of Class B ordinary shares. On May 14, 2020, the Company issued 7,187,500 Class B ordinary shares. On July 14, 2020, the Company effected a share capitalization of 1,437,500 Founder Shares resulting in 8,625,000 Class B ordinary shares outstanding. All shares and the associated amounts have been retroactively restated to reflect the share capitalization. Of the 8,625,000 Class B ordinary shares, an aggregate of up to 1,125,000 shares were subject to forfeiture to the Company for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters exercised their over-allotment option in full on July 24, 2020. As a result, these shares were no longer subject to forfeiture.

Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law or stock exchange rule; provided that only holders of the Class B ordinary shares have the right to appoint directors in any election held prior to or in connection with the completion of the initial Business Combination.

The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the Initial Business Combination on a one-for-one basis (as adjusted). In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any private placement warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.

Preference Shares — The Company is authorized to issue 1,000,000 preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no preference shares issued or outstanding.

Vicarious Surgical US Inc. [Member]
Shareholders' Equity [Line Items]
Shareholders’ Equity

9. CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT Authorized Shares

At June 30, 2021, the Company’s authorized shares consisted of 6,000,000 shares of Class A common stock, $0.0001 par value; and 32,402,876 shares of Class B common stock, $0.0001 par value; 21,572,285 shares of preferred stock, par value of $0.0001 per share; 5,075,585 of which are designated as Series A Convertible Preferred Stock (“Series A Preferred Stock”), 7,915,363 of which are designated as Series A1 Convertible Preferred Stock (“Series A1 Preferred Stock”), 3,043,029 of which are designated as Series A2 Convertible Preferred Stock (“Series A2 Preferred Stock”) and 5,538,308 of which are designated as Series A3 Convertible Preferred Stock (“Series A3 Preferred Stock”); (together the “Series Preferred Stock”).

At June 30, 2021, the Company has reserved 31,940,254 shares of its Class B common stock to provide for the conversion of the preferred stock, its Class A common stock and exercise of stock options.

Preferred Stock

During the year ended December 31, 2016, the Company issued 5,075,585 shares of Series A Preferred Stock at a purchase price of $1.2948 per share.

During the year ended December 31, 2018, the Company issued 7,915,363 shares of Series A1 Preferred Stock at a purchase price of $2.1174 per share.

During the year ended December 31, 2019, the Company issued 3,043,029 shares of Series A2 Preferred Stock at a purchase price of $3.2862 per share for proceeds of $10.0 million.

During the year ended December 31, 2020, the Company issued 4,143,304 shares of Series A3 Preferred Stock at a purchase price of $3.2862 per share for proceeds of $13.5 million.

The following table summarizes the details of the Convertible Preferred Stock authorized, issued and outstanding as of June 30, 2021 and December 31, 2020:

Convertible Preferred Stock Classes	June 30, 2021	December 31, 2020
Series A Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 5,075,585 shares, (liquidation preference of $6,572 at June 30, 2021 and December 31, 2020).	$6,477	$6,477
Series A1 Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 7,915,363 shares, (liquidation preference of $16,760 at June 30, 2021 and December 31, 2020).	16,678	16,678
Series A2 Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 3,043,029 shares, (liquidation preference of $10,000 at June 30, 2021 and December 31, 2020).	9,995	9,995
Series A3 Convertible Preferred Stock $0.0001 par value – 5,538,308 shares authorized, and 4,143,304 shares issued and outstanding, (liquidation preference of $13,616 at June 30, 2021 and no shares authorized, issued or outstanding at December 31, 2020).	13,520	13,520
Total	$46,670	$46,670

The following describes the rights and preferences of the Company’s Series Preferred Stock:

Voting — The holders of Series Preferred Stock vote together with all other classes and series of stock as a single class on an as-converted basis. Each share of Series Preferred Stock entitles the holder to such number of votes per share as shall equal the number of shares of common stock into which the share is then convertible. The holders of the Series A1 and A2 Preferred Stock, collectively, are entitled to elect two directors to the Company’s Board of Directors and holders of the Series A3 Preferred Stock are entitled to elect two directors to the Company’s Board of Directors.

Dividends — Dividends may be declared and paid on Series Preferred Stock from funds lawfully available as and when determined by the Company’s Board of Directors. Through June 30, 2021, no dividends have been declared.

Liquidation — Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of the Series Preferred Stock are entitled to first be paid out of assets available for distribution, prior and in preference to any distribution to the holders of the Company’s common stock, the greater of (a) an amount equal to $1.2948 per share for Series A Preferred Stock, $2.1174 per share for Series A1 Preferred Stock, plus declared but unpaid dividends, $3.2862 per share for Series A2 Preferred Stock, plus declared but unpaid dividends, $3.2862 per share for Series A3 Preferred Stock, plus declared but unpaid dividends (b) an amount per share that would have been payable had all shares of the Series Preferred Stock been converted to shares of Class B common stock immediately prior to any liquidation, dissolution, or winding up of the Company.

Conversion — Each holder of Series Preferred Stock has the right, at their option at any time, to convert any such shares of Series Preferred Stock into fully paid and nonassessable shares of Class B common stock. The conversion ratio is determined by dividing the purchase price by the conversion price, which is equal to $1.29483, $2.11740, $3.28620 and $3.28620 per share for Series A, A1, A2 and A3 Preferred Stock, respectively. The conversion price is subject to change if certain dilutive events occur. Conversion is mandatory with an initial public offering of the Company’s common stock with a value of at least $40 million of gross proceeds to the Company or upon the election of greater than 50% of the holders of Series Preferred Stock.

Redemption — The Series Preferred Stock is not subject to mandatory or optional redemption other than in connection with a liquidation, dissolution, or winding-up of the Company.

Common Stock

Classes of Common Stock

Class A common stock receives 20 votes per share and converts into Class B at a one-to-one conversion rate per share. Class B common stock receives 1 vote per share.

Restricted Stock Agreements — In 2014, the Company issued 6,000,000 shares of Class A common stock to the initial founders of the Company at par and contained a repurchase right by the Company at the lesser of the original purchase price of $0.0001 per share of the then current fair value of the share, which lapsed over a four-year period. In 2016 and 2018 these shares were amended with respect to the lapse of the repurchase rights, such that beginning as of January 2018 60% percent of the shares were vested and the remaining shares vest over a thirty-six month period.

As of June 30, 2021 the Company has no shares of unvested common stock.

9. CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT

Authorized Shares

At December 31, 2020, the Company’s authorized shares consisted of 6,000,000 shares of Class A common stock, $0.0001 par value; and 32,402,876 shares of Class B common stock, $0.0001 par value; 21,572,285 shares of preferred stock, par value of $0.0001 per share; 5,075,585 of which are designated as Series A Convertible Preferred Stock (“Series A Preferred Stock”), 7,915,363 of which are designated as Series A1 Convertible Preferred Stock (“Series A1 Preferred Stock”), 3,043,029 of which are designated as Series A2 Convertible Preferred Stock (“Series A2 Preferred Stock”) and 5,538,308 of which are designated as Series A3 Convertible Preferred Stock (“Series A3 Preferred Stock”); (together the “Series Preferred Stock”).

At December 31, 2019, the Company’s authorized shares consisted of 6,000,000 shares of Class A common stock, $0.0001 par value; and 25,126,724 shares of Class B common stock, $0.0001 par value; 16,033,977 shares of preferred stock, par value of $0.0001 per share; 5,075,585 of which are designated as Series A Convertible Preferred Stock (“Series A Preferred Stock”), 7,915,363 of which are designated as Series A1 Convertible Preferred Stock (“Series A1 Preferred Stock”), and 3,043,029 of which are designated as Series A2 Convertible Preferred Stock (“Series A2 Preferred Stock”).

At December 31, 2020, the Company has reserved 32,072,461 shares of its Class B common stock to provide for the conversion of the preferred stock, its Class A common stock and exercise of stock options.

Preferred Stock

During the year ended December 31, 2016, the Company issued 5,075,585 shares of Series A Preferred Stock at a purchase price of $1.2948 per share.

During the year ended December 31, 2018, the Company issued 7,915,363 shares of Series A1 Preferred Stock at a purchase price of $2.1174 per share.

During the year ended December 31, 2019, the Company issued 3,043,029 shares of Series A2 Preferred Stock at a purchase price of $3.2862 per share for proceeds of $10.0 million.

During the year ended December 31, 2020, the Company issued 4,143,304 shares of Series A3 Preferred Stock at a purchase price of $3.2862 per share for proceeds of $13.5 million.

The following table summarizes the details of the Convertible Preferred Stock authorized, issued and outstanding as of December 31, 2020 and 2019:

	Years Ended December 31,
Convertible Preferred Stock Classes	2020	2019
Series A Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 5,075,585 shares, (liquidation preference of $6,572 at December 31, 2020 and 2019).	$6,477	$6,477
Series A1 Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 7,915,363 shares, (liquidation preference of $16,760 at December 31, 2020 and 2019).	16,678	16,678
Series A2 Convertible Preferred Stock $0.0001 par value – authorized, issued and outstanding, 3,043,029 shares, (liquidation preference of $10,000 at December 31, 2020 and 2019).	9,995	9,995
Series A3 Convertible Preferred Stock $0.0001 par value – 5,538,308 shares authorized, and 4,143,304 shares issued and outstanding, (liquidation preference of $13,616 at December 31, 2020 and no shares authorized, issued or outstanding at December 31, 2019).	13,520	—
Total	$46,670	$33,150

The following describes the rights and preferences of the Company’s Series Preferred Stock:

Voting — The holders of Series Preferred Stock vote together with all other classes and series of stock as a single class on an as-converted basis. Each share of Series Preferred Stock entitles the holder to such number of votes per share as shall equal the number of shares of common stock into which the share is then convertible. The holders of the Series A1 and A2 Preferred Stock, collectively, are entitled to elect two directors to the Company’s Board of Directors and holders of the Series A3 Preferred Stock are entitled to elect two directors to the Company’s Board of Directors.

Dividends — Dividends may be declared and paid on Series Preferred Stock from funds lawfully available as and when determined by the Company’s Board of Directors. Through December 31, 2020, no dividends have been declared.

Liquidation — Upon any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of the Series Preferred Stock are entitled to first be paid out of assets available for distribution, prior and in preference to any distribution to the holders of the Company’s common stock, the greater of (a) an amount equal to $1.2948 per share for Series A Preferred Stock, $2.1174 per share for Series A1 Preferred Stock, plus declared but unpaid dividends, $3.2862 per share for Series A2 Preferred Stock, plus declared but unpaid dividends, $3.2862 per share for Series A3 Preferred Stock, plus declared but unpaid dividends (b) an amount per share that would have been payable had all shares of the Series Preferred Stock been converted to shares of Class B common stock immediately prior to any liquidation, dissolution, or winding up of the Company.

Conversion — Each holder of Series Preferred Stock has the right, at their option at any time, to convert any such shares of Series Preferred Stock into fully paid and nonassessable shares of Class B common stock. The conversion ratio is determined by dividing the purchase price by the conversion price, which is equal to $1.29483, $2.11740, $3.28620 and $3.28620 per share for Series A, A1, A2 and A3 Preferred Stock, respectively. The conversion price is subject to change if certain dilutive events occur. Conversion is mandatory with an initial public offering of the Company’s common stock with a value of at least $40 million of gross proceeds to the Company or upon the election of greater than 50% of the holders of Series Preferred Stock.

Redemption — The Series Preferred Stock is not subject to mandatory or optional redemption other than in connection with a liquidation, dissolution, or winding-up of the Company.

Common Stock

Classes of Common Stock

Class A common stock receives 20 votes per share and converts into Class B at a one to one conversion rate per share. Class B common stock receives 1 vote per share.

Restricted Stock Agreements — In 2014, the Company issued 6,000,000 shares of Class A common stock to the initial founders of the Company at par, and contained a repurchase right by the Company at the lesser of the original purchase price of $0.0001 per share of the then current fair value of the share, which lapsed over a four year period. In 2016 and 2018 these shares were amended with respect to the lapse of the repurchase rights, such that beginning as of January 2018 60% percent of the shares were vested and the remaining shares vest over a thirty-six month period.

The activity for common stock subject to vesting for the years ended December 31, 2020 and 2019, is as follows:

	Shares Subject to Vesting	Weighted Average Purchase Price
Balance of unvested shares – January 1, 2019	1,649,304	$0.0001
Vested	(791,665)	$0.0001
Balance of unvested shares – December 31, 2019	857,639	$0.0001
Vested	(791,665)	$0.0001
Balance of unvested shares – December 31, 2020	65,974	$0.0001

At December 31, 2020, the remaining weighted-average vesting period for the stock subject to vesting was 0.01 years. At December 31, 2020 and 2019, there were 5,934,026 and 5,142,361 shares of Class A Common Stock outstanding related to the founders.